Financial instruments (Details) - Schedule of capital structure R$ in Millions, $ in Millions	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Schedule Of Capital Structure Abstract
Borrowings, financing, debentures and promissory notes	R$ (12,591)		R$ (8,033)
(-) Cash and cash equivalents	5,842	$ 5,605	2,550
(-) Derivative financial instruments	182		32
Net debt	(6,567)		(5,451)
Shareholders´ equity	R$ 3,896		R$ 2,766	R$ 1,347	R$ 9,701
% Net debt over shareholders´ equity	169.00%	169.00%	197.00%